Schedule of Investments (unaudited) December 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.3%
Abacus Property Group	43,814	$110,877
APN Industria REIT(a)	13,978	28,593
Arena REIT	38,570	77,271
BWP Trust	61,161	168,533
Cedar Woods Properties Ltd.	7,511	41,447
Centuria Metropolitan REIT	44,618	90,956
Charter Hall Group	56,892	443,114
Charter Hall Long Wale REIT	52,110	201,469
Charter Hall Retail REIT	43,471	130,482
Charter Hall Social Infrastructure REIT	31,024	70,659
Cromwell Property Group	234,227	193,464
Dexus	133,400	1,097,151
GDI Property Group	62,989	65,310
Goodman Group	196,852	1,850,102
GPT Group (The)	237,422	934,617
Growthpoint Properties Australia Ltd.	34,149	99,621
Hotel Property Investments	18,676	41,485
Ingenia Communities Group	30,178	105,220
Lendlease Group	71,958	890,259
Mirvac Group	484,600	1,083,266
New South Resources Ltd.(a)	97,323	125,538
Rural Funds Group	42,281	57,065
Scentre Group	654,124	1,761,097
Shopping Centres Australasia Property Group	113,709	213,418
Stockland	299,899	973,961
Vicinity Centres	396,669	694,308
Viva Energy REIT	55,767	104,276

		11,653,559

Austria — 0.7%
CA Immobilien Anlagen AG	8,911	374,597
IMMOFINANZ AG	11,155	299,264
S IMMO AG	5,963	149,264

		823,125

Belgium — 1.5%
Aedifica SA	3,013	382,853
Befimmo SA	2,757	167,425
Cofinimmo SA	3,028	445,259
Intervest Offices & Warehouses NV	2,746	78,909
Montea CVA	1,343	122,109
Retail Estates NV	1,381	130,059
Warehouses De Pauw CVA	2,272	413,662

		1,740,276

British Virgin Islands — 0.1%
MAS Real Estate Inc.	55,622	75,974

Canada — 3.1%
Allied Properties REIT	7,453	299,270
Artis REIT	8,352	76,645
Boardwalk REIT	2,872	101,724
Canadian Apartment Properties REIT	10,183	416,272
Choice Properties REIT	18,479	198,221
Cominar REIT	10,730	117,167
Crombie REIT	5,626	69,156
CT REIT	7,353	91,519
Dream Industrial REIT	7,487	75,866
Dream Office REIT(b)	3,363	80,733
Dream Unlimited Corp., Class A	8,033	72,478
First Capital Real Estate Investment Trust	13,182	210,119

Security	Shares	Value

Canada (continued)
Granite REIT	3,327	$169,281
H&R Real Estate Investment Trust	16,936	275,573
InterRent REIT	7,258	87,538
Killam Apartment REIT	5,771	84,290
Minto Apartment Real Estate Investment Trust	2,378	42,453
Morguard North American REIT	2,291	32,667
Northview Apartment Real Estate Investment Trust	3,625	82,857
NorthWest Healthcare Properties REIT	8,207	75,504
RioCan REIT	18,647	384,803
Slate Office REIT	4,669	21,063
Slate Retail REIT(a)	2,668	27,014
SmartCentres Real Estate Investment Trust	8,584	206,599
Summit Industrial Income REIT	8,271	76,922
Tricon Capital Group Inc.	17,699	145,086
True North Commercial Real Estate Investment Trust	5,104	28,694

		3,549,514

China — 0.4%
China Merchants Land Ltd.	174,000	27,244
Gemdale Properties & Investment Corp. Ltd.	878,000	116,063
Greenland Hong Kong Holdings Ltd.	86,000	37,306
K Wah International Holdings Ltd.	193,000	107,748
Road King Infrastructure Ltd.	29,000	56,200
Yuexiu REIT	174,000	117,908
Zhuguang Holdings Group Co. Ltd.(a)(b)	232,000	31,264

		493,733

Finland — 0.1%
Citycon OYJ	7,639	80,303

France — 5.5%
Altarea SCA	426	96,833
Covivio	5,443	618,308
Gecina SA	6,708	1,201,744
ICADE	3,415	372,025
Klepierre SA	25,759	978,755
Mercialys SA	3,103	42,947
Nexity SA	5,644	283,699
Unibail-Rodamco-Westfield	10,584	1,670,997
Unibail-Rodamco-Westfield, New	6,325	998,588

		6,263,896

Germany — 8.3%
ADLER Real Estate AG(a)	5,366	81,917
ADO Properties SA(c)	3,382	121,861
alstria office REIT AG	19,662	369,682
Aroundtown SA	110,200	987,617
Deutsche EuroShop AG	6,190	183,573
Deutsche Wohnen SE	44,184	1,806,305
DIC Asset AG	5,423	96,788
Grand City Properties SA	12,496	299,892
Hamborner REIT AG	8,440	92,465
LEG Immobilien AG	8,460	1,002,339
TAG Immobilien AG	17,893	445,081
TLG Immobilien AG	7,419	236,927
Vonovia SE	66,674	3,592,394

		9,316,841

Hong Kong — 12.5%
Champion REIT	249,000	164,577
Chinese Estates Holdings Ltd.	65,000	51,471
CK Asset Holdings Ltd.	311,000	2,245,149
Far East Consortium International Ltd.	116,000	56,721

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hang Lung Group Ltd.	108,000	$266,958
Hang Lung Properties Ltd.	233,000	511,345
Henderson Land Development Co. Ltd.	202,044	991,835
Hongkong Land Holdings Ltd.	142,400	818,800
Hysan Development Co. Ltd.	77,000	301,901
Kerry Properties Ltd.	74,000	235,055
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	102,000	30,894
Link REIT	258,000	2,731,718
Prosperity REIT	145,000	56,758
Sino Land Co. Ltd.	368,000	534,634
Sun Hung Kai Properties Ltd.	181,000	2,771,285
Sunlight REIT	132,000	85,382
Swire Properties Ltd.	129,800	430,623
Wharf Holdings Ltd. (The)	137,000	348,487
Wharf Real Estate Investment Co. Ltd.	142,000	866,565
Wheelock & Co. Ltd.	96,000	640,057

		14,140,215

Ireland — 0.2%
Hibernia REIT PLC	84,790	134,199
Irish Residential Properties REIT PLC	54,429	97,144

		231,343

Israel — 1.3%
Airport City Ltd.(a)	8,866	166,380
Alony Hetz Properties & Investments Ltd.(b)	15,921	251,675
Amot Investments Ltd.	19,941	144,737
Azrieli Group Ltd.	4,486	327,943
Big Shopping Centers Ltd.	777	75,450
Gazit-Globe Ltd.	10,404	115,125
Mehadrin Ltd.(a)	63	2,509
Melisron Ltd.	2,043	130,449
Property & Building Corp. Ltd.	261	27,800
REIT 1 Ltd.	22,214	132,744
Sella Capital Real Estate Ltd.	22,997	67,446

		1,442,258

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	6,467	45,007

Japan — 29.6%
Activia Properties Inc.	87	435,500
Advance Residence Investment Corp.	167	528,622
Aeon Mall Co. Ltd.	11,780	210,073
AEON REIT Investment Corp.	178	243,557
Comforia Residential REIT Inc.	73	231,074
CRE Logistics REIT Inc.	29	35,678
Daibiru Corp.	7,600	91,822
Daito Trust Construction Co. Ltd.	9,300	1,153,568
Daiwa House Industry Co. Ltd.	81,600	2,545,424
Daiwa House REIT Investment Corp.	229	597,602
Daiwa Office Investment Corp.	38	291,622
Dear Life Co. Ltd.	2,900	15,637
ESCON Japan Reit Investment Corp.	29	34,984
Frontier Real Estate Investment Corp.	60	252,036
Fukuoka REIT Corp.	87	148,102
Global One Real Estate Investment Corp.	116	150,077
GLP J-REIT	471	584,660
Goldcrest Co. Ltd.	1,800	34,501
Hankyu Hanshin REIT Inc.	87	137,135
Health Care & Medical Investment Corp.	29	36,238

Security	Shares	Value

Japan (continued)
Heiwa Real Estate Co. Ltd.	4,200	$115,942
Heiwa Real Estate REIT Inc.	108	134,957
Hoshino Resorts REIT Inc.	27	139,379
Hulic Co. Ltd.	61,600	745,945
Hulic Reit Inc.	136	246,784
Ichigo Hotel REIT Investment Corp.	29	36,852
Ichigo Inc.	27,000	114,534
Ichigo Office REIT Investment	192	199,288
Industrial & Infrastructure Fund Investment Corp.	220	335,441
Invesco Office J-Reit Inc.	1,118	231,264
Invincible Investment Corp.	746	424,913
Itochu Advance Logistics Investment Corp.	58	63,777
Japan Excellent Inc.	174	281,474
Japan Hotel REIT Investment Corp.	545	407,214
Japan Logistics Fund Inc.	113	288,128
Japan Prime Realty Investment Corp.	113	495,464
Japan Property Management Center Co. Ltd.	2,000	23,612
Japan Real Estate Investment Corp.	170	1,126,294
Japan Rental Housing Investments Inc.	203	198,564
Japan Retail Fund Investment Corp.	323	693,406
Katitas Co. Ltd.	2,900	128,489
Keihanshin Building Co. Ltd.	5,800	76,479
Kenedix Inc.	22,000	115,188
Kenedix Office Investment Corp.	53	408,686
Kenedix Residential Next Investment Corp.	111	208,977
Kenedix Retail REIT Corp.	67	170,467
LaSalle Logiport REIT	169	250,837
Leopalace21 Corp.(a)(b)	30,100	98,325
Marimo Regional Revitalization REIT Inc.	14	16,709
MCUBS MidCity Investment Corp.	218	236,706
Mirai Corp.	204	114,507
Mitsubishi Estate Co. Ltd.	170,500	3,278,213
Mitsubishi Estate Logistics REIT Investment Corp.	29	95,132
Mitsui Fudosan Co. Ltd.	121,156	2,978,871
Mitsui Fudosan Logistics Park Inc.	42	186,473
Mori Hills REIT Investment Corp.	195	323,879
Mori Trust Hotel Reit Inc.	29	40,241
Mori Trust Sogo REIT Inc.	116	207,930
Nippon Accommodations Fund Inc.	60	378,744
Nippon Building Fund Inc.	173	1,265,562
Nippon Commercial Development Co. Ltd.	2,000	30,789
Nippon Prologis REIT Inc.	289	735,032
NIPPON REIT Investment Corp.	56	246,312
Nomura Real Estate Holdings Inc.	15,100	364,040
Nomura Real Estate Master Fund Inc.	557	951,269
One REIT Inc.	29	95,533
Ooedo Onsen Reit Investment Corp.	29	24,844
Orix JREIT Inc.	338	731,828
Premier Investment Corp.	164	231,796
Sakura Sogo REIT Investment Corp.	44	39,476
SAMTY Co. Ltd.	3,300	68,202
Samty Residential Investment Corp.	69	73,270
Sankei Real Estate Inc.(b)	58	68,154
Sekisui House Reit Inc.	505	424,725
Shinoken Group Co. Ltd.	2,900	34,397
Star Asia Investment Corp.	58	62,390
Star Mica Holdings Co. Ltd.	1,100	17,713
Starts Proceed Investment Corp.	29	53,957
Sumitomo Realty & Development Co. Ltd.	58,100	2,037,977
Sun Frontier Fudousan Co. Ltd.	2,900	34,931

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takara Leben Co. Ltd.	11,600	$54,117
Takara Leben Real Estate Investment Corp.	57	66,297
TOC Co. Ltd.	5,800	47,980
Tokyo Tatemono Co. Ltd.	26,300	413,588
Tokyu Fudosan Holdings Corp.	73,700	512,017
Tokyu REIT Inc.	116	219,778
Tosei Corp.	3,500	48,052
Tosei Reit Investment Corp.	58	71,249
United Urban Investment Corp.	377	706,300
Unizo Holdings Co. Ltd.	4,200	197,874
XYMAX REIT Investment Corp.	29	36,825

		33,342,271

Malta — 0.0%
BGP Holdings PLC(a)(d)	1,986,852	22

Netherlands — 0.4%
Brack Capital Properties NV(a)	1	79
Eurocommercial Properties NV	5,104	143,231
NSI NV	2,054	100,064
Vastned Retail NV	2,347	70,341
Wereldhave NV	5,054	114,143

		427,858

New Zealand — 0.7%
Argosy Property Ltd.	107,022	99,639
Goodman Property Trust	135,662	203,184
Kiwi Property Group Ltd.	185,208	194,923
Precinct Properties New Zealand Ltd.	130,727	161,838
Vital Healthcare Property Trust	42,231	80,345

		739,929

Norway — 0.3%
Entra ASA(c)	17,348	286,261
Selvaag Bolig ASA	5,075	42,738

		328,999

Singapore — 7.9%
AIMS APAC REIT(b)	54,785	58,262
ARA US Hospitality Trust(a)	55,100	47,937
Ascendas Hospitality Trust(d)	107,300	89,373
Ascendas India Trust	110,200	127,029
Ascendas REIT	369,673	816,516
Ascott Residence Trust(d)	151,743	150,090
Cache Logistics Trust	120,480	64,064
CapitaLand Commercial Trust	354,964	525,325
CapitaLand Ltd.	309,600	863,422
CapitaLand Mall Trust	353,200	646,170
CapitaLand Retail China Trust	95,360	114,178
CDL Hospitality Trusts	98,200	118,309
Chip Eng Seng Corp. Ltd.(b)	55,100	25,406
City Developments Ltd.	75,500	614,825
ESR-REIT(b)	250,389	98,692
Far East Hospitality Trust	109,800	60,426
First REIT	72,500	53,648
Fortune REIT	174,000	202,990
Frasers Centrepoint Trust	92,407	193,109
Frasers Commercial Trust	87,000	107,403
Frasers Hospitality Trust	89,000	46,994
Frasers Logistics & Industrial Trust	193,700	178,625
Keppel DC REIT	153,003	236,676
Keppel REIT	237,800	219,293
Lippo Malls Indonesia Retail Trust	237,800	39,791

Security	Shares	Value

Singapore (continued)
Manulife US Real Estate Investment Trust	180,050	$180,050
Mapletree Commercial Trust	263,412	468,192
Mapletree Industrial Trust	191,340	369,973
Mapletree Logistics Trust	369,664	478,352
Mapletree North Asia Commercial Trust	269,100	232,147
OUE Commercial Real Estate Investment Trust	312,400	131,265
OUE Ltd.(b)	34,800	38,562
Oxley Holdings Ltd.	89,900	23,734
Parkway Life REIT	49,800	122,958
Prime U.S. REIT(a)	37,700	36,381
Sabana Shari’ah Compliant Industrial REIT	110,220	37,706
Sasseur Real Estate Investment Trust	60,900	40,082
Soilbuild Business Space REIT	102,637	39,692
SPH REIT	86,400	68,753
Starhill Global REIT	174,000	93,816
Suntec REIT	284,100	388,758
UOL Group Ltd.	66,700	412,705
Wing Tai Holdings Ltd.	46,400	69,704

		8,931,383

Spain — 1.1%
Aedas Homes SAU(a)(c)	2,987	71,920
Inmobiliaria Colonial Socimi SA	30,165	384,652
Lar Espana Real Estate Socimi SA	8,019	63,909
Merlin Properties Socimi SA	45,370	651,367
Metrovacesa SA(c)	5,858	57,537
Quabit Inmobiliaria SA(a)	16,060	18,063

		1,247,448

Sweden — 3.7%
Atrium Ljungberg AB, Class B	6,177	149,129
Castellum AB	31,680	744,532
Catena AB	2,726	120,414
Dios Fastigheter AB	10,382	95,158
Fabege AB	33,640	559,526
Fastighets AB Balder, Class B(a)	11,919	551,574
Hemfosa Fastigheter AB	20,727	268,579
Hufvudstaden AB, Class A	14,123	279,260
Klovern AB, Class B	64,612	158,613
Kungsleden AB	21,822	229,385
Nyfosa AB(a)	20,524	177,591
Sagax AB, Class D	11,107	43,130
Samhallsbyggnadsbolaget i Norden AB(b)	40,513	99,323
Samhallsbyggnadsbolaget i Norden AB, Class D	9,280	34,499
Wallenstam AB, Class B	26,129	315,969
Wihlborgs Fastigheter AB	16,670	307,185

		4,133,867

Switzerland — 2.2%
Allreal Holding AG, Registered	1,744	346,513
Intershop Holding AG(b)	161	94,271
Mobimo Holding AG, Registered	803	239,237
PSP Swiss Property AG, Registered	5,034	694,524
Swiss Prime Site AG, Registered	9,366	1,082,310

		2,456,855

United Kingdom — 9.5%
AEW UK REIT PLC	14,587	19,208
Assura PLC	292,581	301,550
Big Yellow Group PLC	18,966	301,503
BMO Commercial Property Trust	101,286	155,111
British Land Co. PLC (The)	115,202	974,898
Capital & Counties Properties PLC	105,404	365,422

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Capital & Regional PLC	57,373	$19,305
Civitas Social Housing PLC	79,779	96,492
Derwent London PLC	12,882	684,324
Empiric Student Property PLC	73,987	95,564
Grainger PLC	75,131	311,727
Great Portland Estates PLC	31,479	358,636
Hammerson PLC	94,366	385,910
Hansteen Holdings PLC	52,641	81,173
Helical PLC	13,340	83,766
Intu Properties PLC(a)(b)	108,863	49,034
Land Securities Group PLC	91,849	1,204,603
LondonMetric Property PLC	103,219	323,525
LXI REIT PLC	66,055	122,509
NewRiver REIT PLC	38,367	101,908
Picton Property Income Ltd. (The)	68,982	88,642
Primary Health Properties PLC	148,620	315,015
RDI REIT PLC	34,631	60,099
Regional REIT Ltd.(c)	49,123	73,666
Safestore Holdings PLC	25,603	273,376
Schroder REIT Ltd.	64,931	47,568
Segro PLC	134,445	1,597,968
Shaftesbury PLC	27,072	338,911
St. Modwen Properties PLC	24,804	163,310
Triple Point Social Housing REIT PLC(c)	42,572	50,758
Tritax Big Box REIT PLC	209,840	413,643
U & I Group PLC	16,994	39,803
UK Commercial Property REIT Ltd.	98,078	115,377
UNITE Group PLC (The)	44,443	741,836
Urban & Civic PLC	17,922	81,911
Workspace Group PLC	15,651	246,316

		10,684,367

United States — 0.2%
Brookfield Property REIT Inc., Class A	8,051	148,501
Eagle Hospitality Trust(a)	55,100	30,029

		178,530

Total Common Stocks — 99.6% (Cost: $117,679,456)		112,327,573

Security	Shares	Value

Rights

Austria — 0.0%
BUWOG AG , (Expires 12/31/99)(a)(b)(d)	1,869	$0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(f)(g)(h)	548,800	549,019
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	114,534	114,534

		663,553

Total Short-Term Investments — 0.6% (Cost: $663,333)		663,553

Total Investments in Securities — 100.2% (Cost: $118,342,789)		112,991,126

Other Assets, Less Liabilities — (0.2)%		(210,184)

Net Assets — 100.0%		$112,780,942

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,098,794	(1,549,994)	548,800	$549,019	$36,304	(a)	$615	$(381)
BlackRock Cash Funds: Treasury, SL Agency Shares	58,195	56,339	114,534	114,534	1,411		—	—

				$663,553	$37,715		$615	$(381)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® International Developed Property ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	7	03/20/20	$257	$5,476
TOPIX Index	15	03/12/20	238	(149)

				$5,327

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$112,088,088	$—	$239,485		$112,327,573
Rights	—	—	0	(a)	0	(a)
Money Market Funds	663,553	—	—		663,553

	$112,751,641	$—	$239,485		$112,991,126

Derivative financial instruments(b)
Assets
Futures Contracts	$5,476	$—	$—		$5,476
Liabilities
Futures Contracts	(149)	—	—		(149)

	$5,327	$—	$—		$5,327

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.